Fair Value Measurements Footnote (details) - Financial Instruments - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Short-term securities	$ 4,865	$ 4,671
Commercial paper amount	100	100
Fair Value [Member]
Financial Instruments
Short-term securities	4,865	4,671
Debt	7,262	7,180
Commercial paper amount	100	100
Fair Value [Member] | Level 1 [Member]
Financial Instruments
Short-term securities	1,223	1,685
Fair Value [Member] | Level 2 [Member]
Financial Instruments
Short-term securities	3,607	2,958
Debt	7,262	7,180
Commercial paper amount	100	100
Fair Value [Member] | Level 3 [Member]
Financial Instruments
Short-term securities	35	28
Carrying Value [Member]
Financial Instruments
Short-term securities	4,865	4,671
Debt	6,337	6,244
Commercial paper amount	$ 100	$ 100